Income Taxes - Deferred Tax Assets and Reconciliation of Uncertain Tax Positions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2013	Dec. 30, 2012	Jan. 01, 2012	Jun. 29, 2014	Dec. 29, 2013 Successor [Member]	Nov. 06, 2013 Successor [Member]	Dec. 30, 2012 Predecessor [Member]
Current deferred tax assets:
Accounts receivable					$ 936		$ 962
Accrued expenses					13,204		12,077
Inventory capitalization					3,014		2,356
Gross current deferred tax assets					17,154		15,395
Less valuation allowance					(13,708)		(15,395)
Net current deferred tax assets					3,446		0
Non-current deferred tax assets:
Derivative instruments					0		17,870
Pension and other postretirement benefit obligation					3,920		8,922
Definite and indefinite lived intangible assets					97,760		156,593
Fixed assets					0		3,538
Net operating losses					87,346		242,272
Gross non-current deferred tax assets					189,026		429,195
Less valuation allowance					(151,061)		(429,195)
Net non-current deferred tax assets					37,965		0
Non-current deferred tax liabilities:
Fixed assets					41,411		0
Gross non-current deferred tax liabilities					41,411		0
Net deferred tax assets					0		0
Reconciliation of Uncertain Tax Positions [Roll Forward]
Uncertain tax positions, beginning balance	4,677	5,033	4,913	1,109	1,109	1,109
Decreases based on tax positions of prior years	(3,568)	(399)
Increases based on tax positions prior		43	120
Uncertain tax positions, ending balance	$ 1,109	$ 4,677	$ 5,033	$ 1,109	$ 1,109	$ 1,109